UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         5/13/2011
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       60
                                          --------------
Form 13F Information Table Value Total:    $ 152,607
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                        COLUMN 2 COLUMN 3       COLUMN 4 COLUMN 5                COLUMN 6   COLUMN 7    COLUMN 8
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                                TITLE OF                VALUE    SHRS OR   SH/ PUT/      INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS    CUSIP          (x$1000) PRN AMT   PRN CALL      DISCRETION MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

COMFORT SYS USA INC             COM      199908104      5,158    366,594         SH      SOLE                   366,594   -      -
CORE MARK HOLDING CO INC        COM      218681104      3,784    114,489         SH      SOLE                   114,489   -      -
DOUGLAS DYNAMICS INC            COM      25960r105      4,966    348,233         SH      SOLE                   348,233   -      -
DRUGSTORE COM INC               COM      262241102      4,894    1,271,149       SH      SOLE                   1,271,149 -      -
ECHO GLOBAL LOGISTICS INC       COM      27875t101      5,482    417,515         SH      SOLE                   417,515   -      -
GENERAL MOLY INC                COM      370373102      3,116    579,161         SH      SOLE                   579,161   -      -
GLU MOBILE INC                  COM      379890106      3,245    751,230         SH      SOLE                   751,230   -      -
GOLFSMITH INTL HOLDINGS INC     COM      38168y103      1,208    287,019         SH      SOLE                   287,019   -      -
GTSI CORP                       COM      36238k103      3,252    703,957         SH      SOLE                   703,957   -      -
HOOPER HOLMES INC               COM      439104100      1,724    2,314,058       SH      SOLE                   2,314,058 -      -
KENNEDY-WILSON HLDGS INC        COM      489398107      1,586    146,000         SH      SOLE                   146,000   -      -
LECROY ORD                      COM      52324w109      6,119    457,640         SH      SOLE                   457,640   -      -
MAGNUM HUNTER RES CORP DEL      COM      55973b102      9,668    1,128,102       SH      SOLE                   1,128,102 -      -
MOCON INC                       COM      607494101      1,603    112,516         SH      SOLE                   112,516   -      -
ONLINE RES CORP                 COM      68273g101      1,350    357,134         SH      SOLE                   357,134   -      -
PEP BOYS MANNY MOE & JACK       COM      713278109      7,058    555,328         SH      SOLE                   555,328   -      -
PERVASIVE SOFTWARE INC          COM      715710109      1,838    275,218         SH      SOLE                   275,218   -      -
SPARK NETWORKS INC              COM      84651p100      1,265    401,744         SH      SOLE                   401,744   -      -
STANDARD REGISTER CO            COM      853887107      3,528    1,062,633       SH      SOLE                   1,062,633 -      -
SYMMETRICOM INC                 COM      871543104      2,934    478,656         SH      SOLE                   478,656   -      -
VIRTUS INVESTMENT PARTNERS ORD  COM      92828q109      3,100    52,613          SH      SOLE                   52,613    -      -
ACTUATE CORP                    COM      00508b102      2,655    510,616         SH      SOLE                   510,616   -      -
ALLIANCEBERNSTEIN INCOME FUN    COM      01881e101      698      90,718          SH      SOLE                   90,718    -      -
ARYX THERAPEUTICS INC           COM      043387109      34       850,582         SH      SOLE                   850,582   -      -
AVATAR HLDGS INC                COM      053494100      4,748    239,943         SH      SOLE                   239,943   -      -
AVIAT NETWORKS INC              COM      05366y102      2,255    436,216         SH      SOLE                   436,216   -      -
GENERAL AMERN INVS INC          COM      368802104      630      22,220          SH      SOLE                   22,220    -      -
GMX RES INC                     COM      38011m108      262      42,400          SH      SOLE                   42,400    -      -
GSE SYS INC                     COM      36227k106      283      125,000         SH      SOLE                   125,000   -      -
IKANOS COMMUNICATIONS           COM      45173E105      1,223    1,072,410       SH      SOLE                   1,072,410 -      -
KRISPY KREME DOUGHNUTS INC      COM      501014104      5,679    806,715         SH      SOLE                   806,715   -      -
LEE ENTERPRISES INC             COM      523768109      3,896    1,443,142       SH      SOLE                   1,443,142 -      -
MEDLEY CAP CORP                 COM      58503f106      671      55,050          SH      SOLE                   55,050    -      -
MICROSOFT CORP                  COM      594918104      508      20,000          SH      SOLE                   20,000    -      -
NEW YORK & CO INC               COM      649295102      2,153    307,169         SH      SOLE                   307,169   -      -
ONEIDA FINANCIAL CORP           COM      682479100      196      22,322          SH      SOLE                   22,322    -      -
REIS INC                        COM      75936p105      3,224    408,580         SH      SOLE                   408,580   -      -
RICHARDSON ELECTRS LTD          COM      763165107      4,863    368,965         SH      SOLE                   368,965   -      -
ROLLINS ORD                     COM      775711104      3,863    190,300         SH      SOLE                   190,300   -      -
SEABRIGHT HOLDINGS INC          COM      811656107      2,352    229,435         SH      SOLE                   229,435   -      -
SHORETEL INC                    COM      825211105      4,618    561,105         SH      SOLE                   561,105   -      -
THERAGENICS CORP                COM      883375107      1,189    568,726         SH      SOLE                   568,726   -      -
U S PHYSICAL THERAPY INC        COM      90337l108      64       2,855           SH      SOLE                   2,855     -      -
W P CAREY & CO LLC              COM      92930y107      546      15,300          SH      SOLE                   15,300    -      -
BIGLARI HLDGS INC               COM      08986r101      593      1,400           SH      SOLE                   1,400     -      -
QUANTUM CORP                    COM DSSG 747906204      5,699    2,261,501       SH      SOLE                   2,261,501 -      -
INSWEB CORPORATION CMN          COM NEW  45809k202      79       10,545          SH      SOLE                   10,545    -      -
OUTDOOR CHANNEL HLDGS INC       COM NEW  690027206      1,481    198,539         SH      SOLE                   198,539   -      -
PRGX GLOBAL INC                 COM NEW  69357c503      1,591    262,118         SH      SOLE                   262,118   -      -
VITESSE SEMICONDUCTOR ORD       COM NEW  928497304      1,699    351,800         SH      SOLE                   351,800   -      -
POINTS INTL LTD                 COM NEW  730843208      1,225    136,565         SH      SOLE                   136,565   -      -
QAD CL B ORD                    CL A     74727d306      762      70,778          SH      SOLE                   70,778    -      -
BERKSHIRE HATHAWAY INC DEL      CL A     084670108      1,880    15              SH      SOLE                   15        -      -
LEAPFROG ENTERPRISES INC        CL A     52186n106      2,523    584,057         SH      SOLE                   584,057   -      -
WET SEAL INC                    CL A     961840105      5,257    1,228,292       SH      SOLE                   1,228,292 -      -
QAD CL B ORD                    CL B     74727d207      181      17,694          SH      SOLE                   17,694    -      -
VITESSE SEMICONDUCTOR CORP      DBCV 8%  928497ae6      2,448    2,147,676       SH      SOLE                   2,147,676 -      -
PLAYBOY ENTERPRISES INC         NOTE 3.0 728117ab8      596      600,000         PRN     SOLE                   600,000   -      -
LECROY CORP                     NOTE 4.0 52324wab5      1,598    1,495,000       PRN     SOLE                   1,495,000 -      =
FUNDTECH LTD CMN                ORD      m47095100      1,507    86,876          SH      SOLE                   86,876    -      -




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